Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current assets
Cash	$ 85,297	$ 11,460
Due from intercompany entity	6,000	2,000
Non-current assets
Investment in subsidiaries	5,696,012	3,246,194
Deferred IPO cost	967,793	531,491
TOTAL ASSETS	6,755,102	3,791,145
Current liabilities
Due to intercompany entity	1,737,793	976,491
TOTAL LIABILITIES	1,737,793	976,491
Shareholders’ equity
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of October 31, 2024 and 2023; 15,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively	1,500	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	1,210,094	1,210,094
Statutory reserve	402,621	188,144
Retained earnings	3,551,019	1,662,139
Accumulated other comprehensive loss	(146,425)	(245,723)
Total shareholders’ equity	5,017,309	2,814,654
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 6,755,102	$ 3,791,145